US Dollar Amounts	12 Months Ended
Dec. 31, 2011
US Dollar Amounts [Abstract]
US Dollar Amounts

3. US DOLLAR AMOUNTS

The Company used New Taiwan dollars as the reporting currency. For convenience only, U.S. dollar amounts presented in the accompanying financial statements have been translated from New Taiwan dollars at the exchange rate set forth in the statistical release of the Federal Reserve Board, which was NT$30.27 to US$1 on December 30, 2011. The convenience translations should not be construed as representations that the New Taiwan dollar amounts have been, could have been or could in the future be, converted into U.S. dollars at this or any other exchange rate.